Property and equipment (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Property And Equipment, Gross	$ 3,143,491	$ 3,782,648
Accumulated Amortization	2,767,714	3,266,839
Property And Equipment, Net	375,777	515,809
Computers and Software
Property And Equipment, Gross	1,265,045	1,265,045
Accumulated Amortization	1,257,313	1,254,000
Property And Equipment, Net	7,732	11,045
Furniture and Other Equipment
Property And Equipment, Gross	405,877	528,419
Accumulated Amortization	401,110	520,525
Property And Equipment, Net	4,767	7,894
Leasehold Improvements
Property And Equipment, Gross	523,507	1,064,225
Accumulated Amortization	338,148	749,075
Property And Equipment, Net	185,359	315,150
Survey Equipment
Property And Equipment, Gross	949,062	924,959
Accumulated Amortization	771,143	743,239
Property And Equipment, Net	$ 177,919	$ 181,720